Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Cash flows from operating activities
Net loss	$ (14.0)	$ (19.3)
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation and amortization	125.4	127.4
Change in fair value of derivative instruments	(7.0)	(10.9)
Amortization of interest rate cap premium	0.2	1.0
Amortization of debt issuance costs and original issue discount	9.8	9.7
Accretion on landfill retirement obligations	6.5	6.7
Accretion on capital leases, long-term debt, loss contracts and other long-term liabilities	0.7	1.1
Amortization of deferred contract costs	0.2	0.2
Provision for doubtful accounts	1.4	2.0
Loss on disposition of property and equipment	1.8	0.5
Impairment of assets	0.0	6.4
(Gain) loss on disposition of businesses	(1.7)	10.6
Gain on redemption of security	0.0	(2.5)
Stock based compensation	3.3	1.2
Deferred tax benefit	(6.2)	(10.5)
Earnings in equity investee	(1.1)	(0.8)
Changes in operating assets and liabilities, net of businesses acquired
(Increase) decrease in accounts receivable	(5.1)	6.0
Decrease in prepaid expenses and other current assets	8.2	6.9
Decrease in other assets	0.4	0.3
Increase in accounts payable	0.2	0.3
Decrease in accrued expenses	(10.0)	(5.2)
Decrease in unearned revenue	(1.1)	(0.1)
Decrease in other long-term liabilities	(0.8)	0.0
Capping, closure and post-closure expenditures	(6.7)	(1.7)
Net cash provided by operating activities	104.4	129.3
Cash flows from investing activities
Purchases of property and equipment and construction and development	(69.2)	(89.7)
Proceeds from sale of property and equipment	1.0	0.7
Proceeds from maturity of securities	0.0	15.0
Acquisition of businesses	(5.1)	(23.8)
Proceeds from sale of businesses	2.5	12.5
Net cash used in investing activities	(70.8)	(85.3)
Cash flows from financing activities
Proceeds from borrowings on debt instruments	70.0	35.0
Repayment on debt instruments including capital leases	(101.9)	(62.2)
Deferred financing charges	0.2	0.0
Bank overdraft	11.3	(1.3)
Other financing activities	0.0	0.2
Capital contribution from parent	0.0	0.1
Return of capital to parent	(12.6)	(7.5)
Net cash used in financing activities	(33.0)	(35.7)
Net increase (decrease) in cash and cash equivalents	0.6	8.3
Cash and cash equivalents, beginning of period	0.6	1.0
Cash and cash equivalents, end of period	$ 1.2	$ 9.3